K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 30, 2014
VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-1520
Re:
Neuberger Berman Alternative Funds
-- Neuberger Berman Global Allocation Fund
Class A, Class C, Institutional Class and Class R6
-- Neuberger Berman Long Short Fund
Class A, Class C and Institutional Class
-- Neuberger Berman Inflation Navigator Fund
Class R6
File Nos. 333-122847; 811-21715

Request for Selective Review for Post-Effective Amendment No. 43
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Alternative Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (“PEA 43”) on behalf of Class A, Class C, Institutional Class, and Class R6 of Neuberger Berman Global Allocation Fund; Class A, Class C and Institutional Class of Neuberger Berman Long Short Fund; and Class R6 of Neuberger Berman Inflation Navigator Fund (effective February 28, 2015, Neuberger Berman Inflation Navigator Fund will be renamed Neuberger Berman Inflation Managed Fund) (each a “Fund”).  PEA 43 includes the prospectuses (the “Prospectuses”) and statements of additional information (the “SAIs”), relating to the Registrant’s issuance of Class A, Class C, Institutional Class, and Class R6 shares, as applicable, of each Fund.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.
The primary purpose of this filing is to add Class R6 as a new class of shares of Neuberger Berman Global Allocation Fund and Neuberger Berman Inflation Navigator Fund and to reflect changes to the principal investment strategies of Neuberger Berman Global Allocation Fund and Neuberger Berman Long Short Fund.  This filing is not intended to affect the prospectus or SAI of any Class of the previously registered series of the Registrant.

The form and text of the Neuberger Berman Inflation Navigator Fund Prospectus is substantially the same as the prospectuses contained in the following currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 18 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Inflation Navigator Fund (Accession No. 0000898432-12-000930) (August 17, 2012).

Post-Effective Amendment No. 30 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman Absolute Return Multi-Manager Fund (Accession No. 0000898432-13-001381) (November 1, 2013).

The form and text of the Neuberger Berman Global Allocation Fund and Neuberger Berman Long Short Fund Prospectuses (except the sections titled “Principal Investment Strategies,” “Principal Investment Risks,” and “Additional Information about Principal Investment Risks”) are substantially the same as the prospectuses contained in the following currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 37 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Global Long Short Fund (Accession No. 0000898432-14-000202) (February 10, 2014).

Post-Effective Amendment No. 30 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class R6 shares of Neuberger Berman Absolute Return Multi-Manager Fund (Accession No. 0000898432-13-001381) (November 1, 2013).

The form of the SAIs, and the entire text of the SAIs (except the section titled “Investment Information”), are substantially the same as parallel disclosure in the SAIs contained in the currently effective registration statement for Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 37 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C and Institutional Class shares of Neuberger Berman Global Long Short Fund (Accession No. 0000898432-14-000202) (February 10, 2014).

Post-Effective Amendment No. 34 to Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-13-001719) (December 30, 2013).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 43.  Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 43 will become effective 60 days after the filing date on February 28, 2015.  The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by January 29, 2015.  This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Should you have any questions, please do not hesitate to call me at (202) 778-9403 or Franklin H. Na at (202) 778-9473.  Thank you for your attention.

Sincerely, /s/ Marguerite W. Laurent Marguerite W. Laurent